Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Conditional advances	893	906
Non-convertible bonds	940	2,945
Convertible bonds	—	2,217
Non-current lease obligations	—	225
Non-current financial liabilities	1,833	6,293
Non-current derivative financial instruments	—	916

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Conditional advances	274	377
Non-convertible bonds	3,454	1,858
Convertible notes	7,357	6,627
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	2,134	3,287
Current lease obligations	—	221
Current financial liabilities	13,219	12,370
Current derivative financial instruments	—	788
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

Reconciliation from redemption value to carrying value of financial liabilities

								Change
								in fair					Transfer
								Value					non
				Effect of			Fair-value at	through		Transaction	Conver—		current
				amortized	New lease		initial	profit or	IAS 20	costs	sion in	Guarantee	to
(amounts in thousands of euros)	12/31/2020	Proceeds	Repayment	costs	obligations	Bifurcation	recognition	loss	Grant	Interest	equity	deposit	current	12/31/2021
Conditional advances	893	400	(279)	33					(38)	—			(103)	906
Non-convertible bonds	940	3,718		35						7		104	(1,859)	2,945
Convertible bonds	—	2,217		(10)		(819)	795	—		34				2,217
Non-current financial lease obligations	—		(54)		500					—			(221)	225
Non-current financial liabilities	1,833	6,334	(333)	58	500	(819)	795	—	(38)	41	—	104	(2,183)	6,293
Non-current financial derivative instrument	—					819		97					—	916
Conditional advances	274	—											103	377
Non-convertible bonds	3,454	—	(3,550)	96									1,859	1,859
Convertible bonds	7,357	14,550	(910)	—				1,710			(16,082)		—	6,626
CIR prefinancing debt	2,134	3,011	(2,252)	43						79		272		3,287
Current financial lease obligations	—												221	221
Current financial liabilities	13,219	17,561	(6,712)	139	—	—		1,710		79	(16,082)	272	2,183	12,370
Current financial derivative instrument	—					—	711	77					—	788

Breakdown of financial liabilities by maturity

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,354	379	815	160
Non-convertible bonds Kreos 2018 contract	944	944	—	—
Non-convertible bonds Kreos 2021 contract	3,926	1,000	2,926
Convertible notes Kreos 2021 contract	2,250	—	2,250	—
Convertible notes Atlas	5,600	5,600	—	—
Lease obligations	446	221	225	—
Derivative financial instruments	1,704	788	916
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,450	3,450	—	—
Total financial liabilities	19,674	12,382	7,132	160

Summary of the sensitivity analysis through the change of inputs in the valuation

As of December 31, 2021
Sensitivity analysis	Tranche 7		Tranche 8
Volatility	85% over	61% over	85% over	61% over
	12 months	6 months	12 months	6 months
Fair value of the convertible notes (in thousands of €)	3,383	3,173	3,903	3,661

Schedule of valuation of derivative instrument

Fair value of the derivative instruments KREOS 2021	As of December 31, 2021
Number of outstanding convertible notes	2,250,000
Number of shares issuable upon conversion	2,250,000
Share price	€0.494
Conversion price	€0.648
Volatility over 12 months	85%
Risk-free rate	—
Credit spread	10%
Fair value of the derivative instruments (in thousands of €)	916
Change in fair value of the derivative instrument in 2021 (in thousands of €)	97

Schedule of accounting treatment of day one loss

Sensitivity analysis	As of the issue date (11/19/2021)
Volatility	85% over	85% over	61% over
	12 months	12 months	6 months
Credit spread	10%	13%	9.5%
Fair value of the convertible notes (in thousands of €) (A)	3,045	2,883	2,814
Fair value of the debt component (in thousands of €) (B)	2,227	2,043	2,259
Fair value of the derivative instruments (in thousands of €) (C = A - B)	819	839	555
“Day one” loss	795	633	564

Sensitivity analysis	As of December 31, 2021
Volatility	85% over	85% over	61% over
	12 months	12 months	6 months
Credit spread	10%	13%	9.5%
Fair value of the derivative instruments (in thousands of €)	915	938	642

Advances
Disclosure of financial liabilities [line items]
Breakdown of financial liabilities by maturity

(amounts in thousands of euros)	BPI -Sarcob	BPI - BIO101	AFM – Téléthon	BPI - BIO201	Total
As of December 31, 2021	59	495	400	400	1,354
Less than one year	59	220	100	—	379
One to five years	—	275	300	240	815
More than five years	—	—	—	160	160

Changes in financial liability

(amounts in thousands of euros)	BPI - Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of January 1, 2020	135	774	370	—	1,279
(+) Proceeds from conditional advances	—	—	—	—	—
(-) Repayment	(26)	(110)	—	—	(136)
Subsidies	—	—	—	—	—
Financial expenses	3	13	8	—	24
As of December 31, 2020	112	677	378	—	1,167
(+) Proceeds from conditional advances	—	—	—	400	400
(-) Repayment	(59)	(220)	—	—	(279)
Subsidies	—	—	—	(38)	(38)
Financial expenses	3	18	8	5	33
As of December 31, 2021	56	474	386	367	1,283

Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Changes in financial liability

(amounts in thousands of euros)	NEGMA ORNANEBSA
As of January 1, 2020	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357
(+) Change in fair value	(1,307)
(-) 2,050,000 shares delivered on August 13, 2022 pursuant to July 16,2021 court decision	(1,521)
(-) 4,950,000 shares issued on July 30, 2022 pursuant to July 16, 2021 court decision	(3,619)
(-) Conversion with cash-settlement	(910)
As of December 31, 2021	—

Accounting treatment of the conversion option

Convertible notes	Tranche 1				Tranche 2
	As of the	As of	As of	As of	As of the	As of	As of	As of
	issue date	December 31,	December 31,	December 31,	issue date	December 31,	December 31,	December 31,
Negma	(08/21/2019)	2019	2020	2021	(12/27/2019)	2019	2020	2021
Number of outstanding convertible notes	300	58	—	—	150	150	99	—
Number of shares issuable upon conversion	6,976,744	3,222,222	—	—	7,500,000	7,500,000	7,000,000	—
Conversion price	€0.43	€0.18	—	—	€0.20	€0.20	N/A	—
Expected term	3 months	1 month	—	—	3 months	3 months	N/A	—
Volatility	83.16%	101.29%	—	—	119.15%	119.15%	N/A	—
Risk-free rate	-0.78%	-0.68%	—	—	-0.78%	-0.78%	N/A	—
Value of the convertible notes (in thousands of €)	4,122	753	—	—	2,262	2,156	7,358	—

Valuation of warrants issued to NEGMA

	Tranche 1	Tranche 2
Warrants	As of the issue date	As of the issue date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Expected term	3 months	3 months
Volatility	83.16%	119.15%
Risk-free rate	-0.96%	-0.96%
Value of the equity instrument (in thousands of €)	175	111

Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Changes in financial liability

ATLAS ORNANE - 2020 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2020	—
(+) Net proceeds (1)	8,730
(+/-) Change in the fair value of financial liabilities	4,776
(-) Repayment	(863)
(-) Conversion	(12,643)
As of December 31, 2020	—
(+) Net proceeds (1)	14,550
(+/-) Change in the fair value of financial liabilities	3,017
(-) Conversion	(10,940)
As of December 31, 2021	6,627

Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Accounting treatment of the conversion option

	Tranche 1		Tranche 2		Tranche 3
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	-0.57%	—	-0.55%	—	-0.59%	—
Fair value of the convertible notes (in thousands of €)	4,031	—	4,001	—	3,542	—

	Tranche 4		Tranche 5
	As of the issue	As of	As of the issue	As of
	date	December	date	December
ATLAS	(05/27/2021)	31, 2021	(05/27/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	—
Conversion price	€0.89	—	€0.89	—
Volatility	38.82%	—	38.82%	—
Risk-free rate	-0.63%	—	-0.63%	—
Fair value of the convertible notes (in thousands of €)	3,456	—	3,456	—

	Tranche 6		Tranche 7		Tranche 8
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(09/20/2021)	31, 2021	(09/20/2021)	31, 2021	(12/19/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	104	120	120
Conversion price	€0.74	—	€0.74	€0.46	€0.44	€0.46
Volatility	46.34%	—	46.34%	49.65%	59.48%	49.65%
Risk-free rate	-0.68%	—	-0.68%	-0.73%	-0.78%	-0.73%
Fair value of the convertible notes (in thousands of €)	3,518	—	3,518	3,077	3,646	3,550

Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Changes in financial liability

	KREOS	KREOS
	2018 contract	2021 contract	KREOS
	Non-Convertible	Non-Convertible	2021 contract
(amounts in thousands of euros)	bonds	bonds	Convertible notes	Total
As of January 1, 2020	7,417	—	—	7,417
(+/-) Amortized cost	189	—	—	189
(-) Repayment	(3,214)	—	—	(3,214)
As of December 31, 2020	4,392	—	—	4,392
(+) Gross Proceeds received	—	3,822	2,250	6,072
(+) Guarantee Deposit	—	104	—	104
(-) Bifurcation of the conversion option recognized as derivative financial instruments	—	—	(819)	(819)
(+/-) Day one loss	—	—	795	795
(-) Transactions costs	—	(97)	—	(97)
(+/-) Amortized cost	96	35	(10)	121
(-) Repayment	(3,550)	—	—	(3,550)
As of December 31, 2021	938	3,864	2,216	7,018

Convertible Notes to Kreos, 2021
Disclosure of financial liabilities [line items]
Accounting treatment of the conversion option

As of the issue date
Fair value of the convertible notes, the debt component and derivative instruments KREOS 2021	(11/19/2021)
Number of outstanding convertible notes	2,250,000
Number of shares issuable upon conversion	2,250,000
Share price	€0.451
Conversion price	€0.648
Volatility over 12 months	85%
Risk-free rate	—
Credit spread	10%
Fair value of the convertible notes (in thousands of €) (A)	3,046
Fair value of the debt component (in thousands of €) (B)	2,227
Fair value of the derivative instruments (in thousands of €) (C = A - B)	819
Change in fair value of the derivative instruments (in thousands of €)

Schedule of valuation of derivative instrument

	As of the issue date	As of December 31,
Warrants – KREOS 2021 Derivative instruments	(11/19/2021)	2021
Number of outstanding warrants	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56
Expected term	7 years	6.88 years
Volatility	85.41%	85.41%
Risk-free rate	-0.49%	-0.49%
Fair value of 2021 warrants issued to KREOS (in thousands of €) (1)	711	788
Change in fair value of the derivative instruments (in thousands of €)		77

Schedule of accounting treatment of warrants cancellation

Warrants 2018
Warrants – KREOS 2018	As of the
Equity instruments	cancellation date (11/19/2021)
Number of outstanding warrants	442,477
Exercise price per share	€2.67
Expected term	3.75 years
Volatility	96.40%
Risk-free rate	-0.70%
Fair value of 2018 warrants issued to KREOS (in thousands of €) recorded as a reduction of equity and as a reduction of the day one loss	62

Schedule of accounting treatment of day one loss

Change in deferred day one loss (in thousands of €)	As of December 31, 2021
Day one loss as of the issue date (11/19/2021 )	1,444
Straight-line amortization of the day one loss through financial expense	(54)
Deferred day one loss recognized as financial asset (see Notes 5 and 6)	1,390